INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:

(In millions)	2024	2023
Raw materials	$625	$534
Work-in-process	213	245
Finished goods	1,461	1,044
Inventories, net	$2,299	$1,823